Segment information - Narrative (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016 segment	Dec. 31, 2016 USD ($) country segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of countries in which the entity operates | country		100
Number of operating segments | segment	3	9
Share in earnings of equity affiliates		$ (1.5)	$ 0.5	$ 4.3
CIT Business Peru
Segment Reporting Information [Line Items]
Share in earnings of equity affiliates				$ 3.8
Subsidiaries
Segment Reporting Information [Line Items]
Number of countries in which the entity operates | country		40
BGS Business, Belgium
Segment Reporting Information [Line Items]
Impairment charge		$ 1.8